Finance Cost and Income (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Finance Costs
FINANCE	COSTS

For the six-month period ended 30 June Million US dollar	2018	2017
Interest expense	(2 126)	(2 181)
Capitalization of borrowing costs	17	10
Net interest on net defined benefit liabilities	(48)	(55)
Accretion expense	(177)	(303)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	(83)	(181)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(495)	(445)
Tax on financial transactions	(69)	(25)
Other financial costs, including bank fees	(59)	(68)

	(3 040)	(3 248)
Exceptional finance cost	(494)	(211)

	(3 534)	(3 459)

Summary of Finance Income	FINANCE INCOME

For the six-month period ended 30 June Million US dollar	2018	2017
Interest income	155	114
Other financial income	69	14

	224	128